Form N-1A Cover	Jan. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	MASSMUTUAL ADVANTAGE FUNDS
Entity Central Index Key	0001859808
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Prospectus Date	Feb. 01, 2025